Fair Value Measurements (Details)	Dec. 31, 2023	Sep. 30, 2023
Promissory Notes-Related parties [Member]
Fair Value Measurements (Details) [Line Items]
Notes payable		7.00%
Promissory Notes [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of promissory notes	7.00%